Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,744,311,307.76
Previously Paid Amount	0.00
Total Fee Amount	378,989.39
Total Offset Amount	0.00
Net Fee	378,989.39
Narrative - Max Aggregate Offering Price	$ 2,744,311,307.76
Final Prospectus	true